Stock Based Compensation - 2016 Stock Option Plan - Additional Information (Detail) - shares									6 Months Ended	12 Months Ended
	Dec. 01, 2022	Dec. 01, 2021	Dec. 01, 2020	Dec. 01, 2019	Dec. 01, 2018	Jun. 30, 2018	Dec. 01, 2017	Aug. 10, 2017	Jun. 30, 2018	Dec. 31, 2017	Nov. 01, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted									650,000	600,000
2016 Stock Option Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares approved for issuance under the plan											4,000,000
2016 Stock Option Plan [Member] | Employee Stock Option [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted						3,865,000
2016 Stock Option Plan [Member] | Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting percentage							5.00%
2016 Stock Option Plan [Member] | Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting percentage					10.00%
2016 Stock Option Plan [Member] | Employee Stock Option [Member] | Share-based Compensation Award, Tranche Three [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting percentage				15.00%
2016 Stock Option Plan [Member] | Employee Stock Option [Member] | Sharebased Compensation Award Tranche Four [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting percentage			20.00%
2016 Stock Option Plan [Member] | Employee Stock Option [Member] | Sharebased Compensation Award Tranche Five [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting percentage		25.00%
2016 Stock Option Plan [Member] | Employee Stock Option [Member] | Sharebased Compensation Award Tranche Six [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting percentage	25.00%
Amended and Restated 2016 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares approved for issuance under the plan								4,861,777
Additional shares approved under the plan								861,777